LOANS AND ADVANCES TO CUSTOMERS, NET (Tables)	6 Months Ended
Jun. 30, 2024
LOANS AND ADVANCES TO CUSTOMERS, NET
Schedule of loans and financial leasing operating portfolio
The following is the composition of the loans and financial leasing operations portfolio, net as of June 30, 2024 and December 31, 2023:

Composition	June 30, 2024	December 31, 2023
	In millions of COP
Commercial	146,301,228	134,687,396
Consumer	54,991,509	54,591,769
Mortgage	38,713,478	36,250,408
Financial Leases	27,005,509	27,277,057
Small Business Loans	1,096,958	1,145,017

Total gross loans and advances to customers (1)	268,108,682	253,951,647

Total allowance for loans, advances and lease losses	(16,680,835)	(16,223,103)

Total loans and advances to customers, net	251,427,847	237,728,544

(1)	The operations in Colombia and Banistmo in Panama contributed to the portfolio increase. In addition, in June 2024 the Colombian peso devaluation 8.53% against the US dollar.

Schedule of the changes in the allowance for loans and advances and lease losses
The following table sets forth the changes in the allowance for loans and advances and lease losses as of June 30, 2024 and 2023:
As of June 30, 2024

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
	In millions of COP
Balance at January 1, 2024	6,290,266	7,717,038	1,023,206	1,024,575	168,018	16,223,103

Recovery of charged - off loans (1)	66,406	260,035	27,696	36,741	3,236	394,114
Credit impairment charges on loans, advances and financial leases, net (2)	362,459	2,393,897	137,446	58,128	5,994	2,957,924
Adjusted stage 3 (3)	166,390	297,922	18,271	35,605	5,150	523,338
Charges-off (1)	(407,168)	(3,118,936)	(65,587)	(86,742)	(51,923)	(3,730,356)
Translation adjustment	130,146	147,028	29,076	4,800	1,662	312,712

Balance at June 30, 2024	6,608,499	7,696,984	1,170,108	1,073,107	132,137	16,680,835

(1)	The charges-off still subject to enforcement activity.
(2)
The loss allowance for the first half of 2024 decreased by 28% compared to the same period of the previous year. This reduction is primarily due to a decrease in the expenditure for the provision of credit losses on the consumer portfolio. This is a result of the lending and collection actions that the Bank initiated in 2023, which have had positive effects in 2024. Additionally, the reduction in the provision for credit losses due to macroeconomic variables, generated by the decrease in the interest rate in Colombia, is noteworthy.

(3)	Recognized as a reduction to Interest Income on loans and financial leases in Condensed Consolidated Interim Statement of Income, in accordance with IFRS 9.

As of June 30, 2023

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
	In millions of COP
Balance at January 1, 2023	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640

Recovery of charged - off loans (1)	30,171	205,040	22,962	34,397	847	293,417
Credit impairment charges on loans, advances and financial leases, net	632,430	3,232,309	114,891	77,524	45,625	4,102,779
Adjusted stage 3 (2)	227,468	220,647	15,398	32,256	5,198	500,967
Charges-off (1)	(425,070)	(2,120,189)	(65,019)	(178,133)	(36,694)	(2,825,105)
Translation adjustment	(294,603)	(242,464)	(41,523)	(5,179)	(5,058)	(588,827)

Balance at June 30, 2023	7,440,701	7,342,478	1,070,800	973,939	134,953	16,962,871

(1)	The charges-off still subject to enforcement activity.
(2)	Recognized as a reduction to Interest Income on loans and financial leases in Condensed Consolidated Interim Statement of Income, in accordance with IFRS 9.

Schedule of changes in the contractual cash flows of the loan portfolio that did not result in derecognition
The following table presents information about the nature and effects of changes in the contractual cash flows of the loan portfolio that did not result in derecognition and the effect of these changes on the measurement of expected credit losses.

Changes in the contractual cash flows of the loan portfolio that did not result in derecognition
In millions of COP
	June 30, 2024	December 31, 2023
Loan portfolio modified during the period
Amortized cost before modification	4,468,564	7,566,692
Net gain or loss on changes	(457,249)	(182,023)
Loan portfolio modified since initial recognition
Gross carrying value of the previously modified loan portfolio for which the allowance for losses has been changed from the asset’s life to the expected credit losses for 12 months.	247,308	393,789

Schedule of significant changes in the loans and the allowance for loans losses by category
The following explains the significant changes in the loans and the allowance for loan losses by category during the periods ended on June 30, 2024 and December 31, 2023 as a result of applying the expected credit loss model according to IFRS 9:
As of June 30, 2024

Maximum exposure to credit risk
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Commercial	131,486,672	5,756,755	9,057,801	146,301,228
Consumer	46,103,357	4,506,180	4,381,972	54,991,509
Mortgage	34,015,085	2,961,617	1,736,776	38,713,478
Financial Leases	22,142,572	3,399,256	1,463,681	27,005,509
Small Business Loans	762,647	220,759	113,552	1,096,958

Total gross loans and advances to customers	234,510,333	16,844,567	16,753,782	268,108,682

Total allowance	(3,226,529)	(2,647,357)	(10,806,949)	(16,680,835)

Total Net loans and advances to customers	231,283,804	14,197,210	5,946,833	251,427,847

As of December 31, 2023

Maximum exposure to credit risk
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Small Business Loans	774,571	260,303	110,143	1,145,017

Total gross loans and advances to customers	222,372,889	16,042,661	15,536,097	253,951,647

Total allowance	(3,695,903)	(2,536,402)	(9,990,798)	(16,223,103)

Total Net loans and advances to customers	218,676,986	13,506,259	5,545,299	237,728,544